Lease Asset - Schedule of Lease Receivable Asset (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease Asset
Lease asset	$ 217,584	$ 217,584	$ 217,584